UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenbelt Corp.
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Address:   909 Third Avenue, 30th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-04716
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Vice President
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                     11/9/01
-----------------------             ------------                    --------
(Signature)                         (City, State)                     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 23
                                            ---------------------------
Form 13F Information Table Value Total:     $         277,566
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F

Page 1 of 2                          Name of Reporting Manager: Greenbelt Corp.
                                                                ---------------

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                                                                                  Item 6: Investment Discretion
-----------------------------------------------------------------------------------------------------------------------------------
Item 1:                Item 2:  Item 3:  CUSIP    Item 4: Fair     Item 5:                       (b) Shared-  (c)      Item 7:
Name of Issuer         Title    Number            Market Value     Shares or                     As Defined   Shared-  Managers See
                       of Class                                    Principal      (a) Sole       in Instr. V  Other    Instr. V
                                                                   Amount
-----------------------------------------------------------------------------------------------------------------------------------
Bethlehem Steel        COM      87509105          4,727,000        3,692,700      3,692,700
-----------------------------------------------------------------------------------------------------------------------------------
Brown Shoe             COM      115736100         1,026,000        90,400         90,400
-----------------------------------------------------------------------------------------------------------------------------------
Brunswick Corp         COM      117043109         9,276,000        563,200        563,200
-----------------------------------------------------------------------------------------------------------------------------------
Covanta Energy         COM      22281N103         36,266,000       3,105,000      3,105,000
-----------------------------------------------------------------------------------------------------------------------------------
Florsheim Shoe Co.     COM      343302105         15,000           32,733         32,733
-----------------------------------------------------------------------------------------------------------------------------------
General Motors         COM      370442105         8,087,000        188,500        188,500
-----------------------------------------------------------------------------------------------------------------------------------
Genesis Worldwide      COM      37184G104         3,000            174,000        174,000
-----------------------------------------------------------------------------------------------------------------------------------
Great Atlantic & Pac.  COM      390064103         2,139,000        149,500        149,500
Tea Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Hancock Fabrics        COM      409900107         29,000           3,500          3,500
-----------------------------------------------------------------------------------------------------------------------------------
Heilig Meyers Co.      COM      422893107         10,000           1,232,500      1,232,500
-----------------------------------------------------------------------------------------------------------------------------------
K-Mart                 COM      482584109         1,090,000        156,000        156,000
-----------------------------------------------------------------------------------------------------------------------------------
Laidlaw Inc.           COM      50730K503         12,000           130,500        130,500
-----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies    COM      549463107         12,453,000       2,173,300      2,173,300
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp.              COM      62886E108         29,887,000       1,008,000      1,008,000
-----------------------------------------------------------------------------------------------------------------------------------
Nucor Corp.            COM      670346105         1,985,000        50,000         50,000
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COLUMN TOTALS (Page)                              107,005,000
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Table continued...

--------------------------------------------------------------
                        Item 8: Voting Authority (Shares)
--------------------------------------------------------------
Item 1:
Name of Issuer
                        (a) Sole        (b) Shared    (c) None
--------------------------------------------------------------
Bethlehem Steel         3,692,700
--------------------------------------------------------------
Brown Shoe              90,400
--------------------------------------------------------------
Brunswick Corp          563,200
--------------------------------------------------------------
Covanta Energy          3,105,000
--------------------------------------------------------------
Florsheim Shoe Co.      32,733
--------------------------------------------------------------
General Motors          188,500
--------------------------------------------------------------
Genesis Worldwide       174,000
--------------------------------------------------------------
Great Atlantic & Pac.   149,500
Tea Inc.
--------------------------------------------------------------
Hancock Fabrics         3,500
--------------------------------------------------------------
Heilig Meyers Co.       1,232,500
--------------------------------------------------------------
K-Mart                  156,000
--------------------------------------------------------------
Laidlaw Inc.            130,500
--------------------------------------------------------------
Lucent Technologies     2,173,300
--------------------------------------------------------------
NCR Corp.               1,008,000
--------------------------------------------------------------
Nucor Corp.             50,000
--------------------------------------------------------------
COLUMN TOTALS (Page)
--------------------------------------------------------------

                                    FORM 13F

Page 2 of 2                          Name of Reporting Manager: Greenbelt Corp.
                                                                ---------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                        Item 6: Investment Discretion
-------------------------------------------------------------------------------------------------------------------------------
Item 1:                Item 2:      Item 3:  CUSIP    Item 4: Fair     Item 5:  Shares                 (b)         (c) Shared-
Name of Issuer         Title of     Number            Market Value     or Principal                    Shared- As  Other
                       Class                                           Amount           (a) Sole       Defined in
                                                                                                       Instr. V

-------------------------------------------------------------------------------------------------------------------------------
Polaroid Corp.         COM          731095105         316,000          607,200          607,200
-------------------------------------------------------------------------------------------------------------------------------
Primesource Corp.      COM          741593107         2,963,000        297,800          297,800
-------------------------------------------------------------------------------------------------------------------------------
Ryerson Tull           COM          783755101         17,429,000       1,388,763        1,388,763
-------------------------------------------------------------------------------------------------------------------------------
Scitex Corp            COM          809090103         227,000          58,450           58,450
-------------------------------------------------------------------------------------------------------------------------------
Sports Authority       COM          849176102         711,000          180,000          180,000
-------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive     COM          880349105         4,368,000        2,079,800        2,079,800
-------------------------------------------------------------------------------------------------------------------------------
Unisys Corp            COM          909214108         3,464,000        400,000          400,000
-------------------------------------------------------------------------------------------------------------------------------
Foot Locker, Inc.      COM          344849104         141,083,000      9,251,322        9,251,322
-------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)                                  170,561,000
-------------------------------------------------------------------------------------------------------------------------------
AGGREGATE COLUMN                                      277,566,000
TOTALS
-------------------------------------------------------------------------------------------------------------------------------

Table continued...

---------------------------------------------------------------------
                                Item 8: Voting Authority (Shares)
---------------------------------------------------------------------
Item 1:               Item 7:
Name of Issuer        Mana-
                      gers      (a) Sole       (b) Shared    (c) None
                      See
                      Instr. V
---------------------------------------------------------------------
Polaroid Corp.                  607,200
---------------------------------------------------------------------
Primesource Corp.               297,800
---------------------------------------------------------------------
Ryerson Tull                    1,388,763
---------------------------------------------------------------------
Scitex Corp                     58,450
---------------------------------------------------------------------
Sports Authority                180,000
---------------------------------------------------------------------
Tenneco Automotive              2,079,800
---------------------------------------------------------------------
Unisys Corp                     400,000
---------------------------------------------------------------------
Foot Locker, Inc.               9,251,322
---------------------------------------------------------------------
COLUMN TOTALS (Page)
---------------------------------------------------------------------
AGGREGATE COLUMN
TOTALS
---------------------------------------------------------------------

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